Expenses by Nature - Summary of Expenses by Nature (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Expense By Nature [line items]
Cost of sales	R$ 80,745	R$ 58,517	R$ 41,324
General and administrative expenses	129,754	48,931	32,650
Selling expense	113,270	65,314	40,317
Total	323,769	172,762	114,291
Content providing [member]
Disclosure Of Expense By Nature [line items]
Cost of sales	41,551	34,452	22,224
Operations personnel [member]
Disclosure Of Expense By Nature [line items]
Cost of sales	11,477	10,979	9,176
Inventory reserves [member]
Disclosure Of Expense By Nature [line items]
Cost of sales	7,252	4,481	4,533
Freight [member]
Disclosure Of Expense By Nature [line items]
Cost of sales	7,687	4,087	2,656
Depreciation and amortization [member]
Disclosure Of Expense By Nature [line items]
Cost of sales	5,869	3,161	464
General and administrative expenses	1,786	1,328	788
Selling expense	11,939	9,799	4,505
Other [member]
Disclosure Of Expense By Nature [line items]
Cost of sales	6,909	1,357	2,271
General and administrative expenses	3,744	6,763	3,613
Selling expense	5,574	4,324	2,476
Sales personnel [member]
Disclosure Of Expense By Nature [line items]
Selling expense	49,041	26,721	16,598
Sales and marketing [member]
Disclosure Of Expense By Nature [line items]
Selling expense	17,931	9,319	6,078
Customer support [member]
Disclosure Of Expense By Nature [line items]
Selling expense	17,274	8,173	4,054
Allowance For Doubtful Accounts [member]
Disclosure Of Expense By Nature [line items]
Selling expense	9,588	5,227	5,613
Real estate rentals [member]
Disclosure Of Expense By Nature [line items]
General and administrative expenses	3,429	1,625	1,327
Selling expense	1,923	1,751	993
Corporate personnel [member]
Disclosure Of Expense By Nature [line items]
General and administrative expenses	39,382	24,633	14,700
Third party services [member]
Disclosure Of Expense By Nature [line items]
General and administrative expenses	14,269	7,814	5,160
Travel expenses [member]
Disclosure Of Expense By Nature [line items]
General and administrative expenses	2,891	2,034	615
Tax expenses [member]
Disclosure Of Expense By Nature [line items]
General and administrative expenses	2,858	1,716	1,256
Software licenses [member]
Disclosure Of Expense By Nature [line items]
General and administrative expenses	1,098	1,128	285
Royality [member]
Disclosure Of Expense By Nature [line items]
General and administrative expenses			473
Fines [member]
Disclosure Of Expense By Nature [line items]
General and administrative expenses			2,390
Share-Based Compensation Plan [member]
Disclosure Of Expense By Nature [line items]
General and administrative expenses	R$ 60,297	R$ 1,890	R$ 2,043